Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2018
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2018
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,870	38,259	40,129
of which hedging instruments of non-current financial debt (liabilities)	—	1,880	1,880
Non-current financial assets	—	(680)	(680)
of which hedging instruments of non-current financial debt (assets)	—	(613)	(613)
Non-current financial debt and related financial instruments	1,870	37,579	39,449

Variable rates bonds after fair value hedge	—	20,570	20,570
Fixed rate bonds after cash flow hedge	—	15,672	15,672
Other floating rate debt	111	621	732
Other fixed rate debt	94	754	848
Financial lease obligations	1,665	—	1,665
Non-current instruments held for trading	—	(38)	(38)
Non-current financial debt and related financial instruments	1,870	37,579	39,449

As of December 31, 2017
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,310	40,030	41,340
of which hedging instruments of non-current financial debt (liabilities)	—	1,082	1,082
Non-current financial assets	—	(679)	(679)
of which hedging instruments of non-current financial debt (assets)	—	(606)	(606)
Non-current financial debt and related financial instruments	1,310	39,351	40,661

Variable rates bonds after fair value hedge	—	20,620	20,620
Fixed rate bonds after cash flow hedge	—	16,469	16,469
Other floating rate debt	70	1,692	1,762
Other fixed rate debt	123	623	746
Financial lease obligations	1,117	—	1,117
Non-current instruments held for trading	—	(53)	(53)
Non-current financial debt and related financial instruments	1,310	39,351	40,661

As of December 31, 2016
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	572	42,495	43,067
of which hedging instruments of non-current financial debt (liabilities)	—	3,651	3,651
Non-current financial assets	—	(908)	(908)
of which hedging instruments of non-current financial debt (assets)	—	(845)	(845)
Non-current financial debt and related financial instruments	572	41,587	42,159

Variable rates bonds after fair value hedge	—	29,147	29,147
Fixed rate bonds after cash flow hedge	—	10,315	10,315
Other floating rate debt	76	1,291	1,367
Other fixed rate debt	185	892	1,077
Financial lease obligations	311	—	311
Non-current instruments held for trading	—	(58)	(58)
Non-current financial debt and related financial instruments	572	41,587	42,159

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Amount	Amount	Amount
		after	after	after
		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
Bonds after fair value hedge and variable rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2018	2017	2016	maturities	instruments

Bond	USD	6,276	7,266	11,036	2019 - 2028	2.100% - 3.883%
Bond	USD	750	1,385	1,385	2019 - 2020	USLIBOR 3 mois + 0.35% - USLIBOR 3 mois + 0.75%
Bond	CHF	204	391	1,441	2026	0.298%
Bond	NZD	252	252	251	2019 - 2020	4.750% - 5.000%
Bond	AUD	699	850	1,211	2019 - 2025	3.750% - 4.250%
Bond	EUR	10,212	8,266	10,958	2019 - 2044	0.250% - 4.875%
Bond	EUR	1,644	1,639	1,638	2020	EURIBOR 3 mois + 0.30% - EURIBOR 3 mois + 0.31%
Bond	CAD	93	188	289	2020	2.125% %
Bond	GBP	1,536	1,855	2,215	2020 - 2022	1.750% - 2.250%
Bond	GBP	472	470	469	2019	GBLIB3M + 0.30%
Bond	NOK	—	103	355
Bond	HKD	207	212	392	2019 - 2025	2.920% - 4.180%
Current portion (less than one year)		(3,679)	(4,156)	(4,391)
Total Principal Financing Entities(a)		18,666	18,721	27,249
TOTAL S.A.(b)		1,203	1,201	1,200	2022	0.500%
Other consolidated subsidiaries		701	698	698
Total bonds after fair value hedge		20,570	20,620	29,147

		Amount	Amount	Amount
		after	after	after
		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
Bonds after cash flow hedge and fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2018	2017	2016	maturities	instruments

Bond	EUR	9,268	9,337	5,248	2019-2029	0.750% - 5.125%
Bond	USD	5,040	5,000	4,250	2020-2024	2.750% - 4.450%
Bond	CNY	—	164	153
Bond	HKD	187	188	—	2026	3.088%
Bond	CHF	1,035	1,037	—	2024-2027	0.510% - 1.010%
Bond	GBP	326	324	—	2024	1.25%
Current portion (less than one year)		(946)	(164)	—
Total Principal Financing Entities (a)		14,910	15,886	9,651
Other consolidated subsidiaries		762	583	664
Total bonds after cash flow hedge and fixed rate bonds		15,672	16,469	10,315

(a)  All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due :

- TOTAL CAPITAL is a wholly-owned subsidiary of TOTAL S.A. (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL S.A.

- TOTAL CAPITAL CANADA Ltd. is a wholly-owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the activities of the Group in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL S.A.

- TOTAL CAPITAL INTERNATIONAL is a wholly-owned subsidiary of TOTAL S.A. (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL S.A.

(b)  Debt financing of $1.2 billion through a structure combining the issue of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TOTAL's exposure to the exercise of the conversion rights under the bonds.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2018	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2020	5,442	386	(10)	—	5,432	14%
2021	4,042	251	(76)	(57)	3,966	10%
2022	5,262	448	(104)	(104)	5,158	13%
2023	5,020	93	(37)	—	4,983	13%
2024 and beyond	20,363	702	(453)	(452)	19,910	50%
Total	40,129	1,880	(680)	(613)	39,449	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2017	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2019	6,005	164	(75)	(68)	5,930	15%
2020	5,119	222	(2)	—	5,117	13%
2021	3,810	96	(15)	—	3,795	9%
2022	5,026	165	(67)	(67)	4,959	12%
2023 and beyond	21,380	435	(520)	(471)	20,860	51%
Total	41,340	1,082	(679)	(606)	40,661	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2016	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2018	4,572	249	(252)	(235)	4,320	10%
2019	5,812	327	(110)	(104)	5,702	14%
2020	4,956	564	(4)	—	4,952	12%
2021	3,609	237	(31)	(7)	3,578	8%
2022 and beyond	24,118	2,274	(511)	(499)	23,607	56%
Total	43,067	3,651	(908)	(845)	42,159	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2018	%	2017	%	2016	%
U.S. Dollar	38,120	97%	38,703	95%	39,963	95%
Euro	1,103	3%	724	2%	977	2%
Norwegian krone	27	0%	975	2%	928	2%
Other currencies	199	0%	259	1%	291	1%
Total	39,449	100%	40,661	100%	42,159	100%

As of December 31,
(M$)	2018	%	2017	%	2016	%
Fixed rate	18,139	46%	18,332	45%	11,703	28%
Floating rate	21,310	54%	22,329	55%	30,456	72%
Total	39,449	100%	40,661	100%	42,159	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2018	2017	2016
Current financial debt(a)	8,316	6,396	9,469
Current portion of non-current financial debt	4,990	4,700	4,451
Current borrowings (note 14)	13,306	11,096	13,920

Current portion of hedging instruments of debt (liabilities)	295	157	212
Other current financial instruments (liabilities)	183	88	115
Other current financial liabilities (note 14)	478	245	327

Current deposits beyond three months	(3,536)	(2,970)	(4,413)
Current portion of hedging instruments of debt (assets)	(45)	(172)	(41)
Other current financial instruments (assets)	(73)	(251)	(94)
Current financial assets (note 14)	(3,654)	(3,393)	(4,548)

Current borrowings and related financial assets and liabilities, net	10,130	7,948	9,699

(a)

As of December 31, 2018,  December 31, 2017 and December 31, 2016, the current financial debt includes a commercial paper program in Total Capital Canada Ltd.. Total Capital Canada Ltd. is a wholly-owned subsidiary of TOTAL S.A. It acts as a financing vehicle for the activities of the Group in Canada. Its debt securities are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due.

Schedule of variations of financial debt

			Non-cash changes
			Change in
			scope,
	As of		including IFRS			Reclassification		As of
	January 1,	Cash	5	Foreign	Changes in	Non-current /		December 31,
(M$)	2018	changes	reclassification	currency	fair value	Current	Other	2018
Non-current financial instruments - assets (a)	(679)	—	(72)	12	59	—	—	(680)
Non-current financial debt	41,340	649	4,708	(59)	62	(6,260)	(311)	40,129
Non-current financial debt and related financial instruments	40,661	649	4,636	(47)	121	(6,260)	(311)	39,449

Current financial instruments - assets (a)	(423)	—	—	10	295	—	—	(118)
Current borrowings	11,096	(3,990)	230	270	(514)	6,260	(46)	13,306
Current financial instruments - liabilities (a)	245	—	67	(11)	177	—	—	478
Current financial debt and related financial instruments	10,918	(3,990)	297	269	(42)	6,260	(46)	13,666

Financial debt classified as held for sale	—	—	—	—	—	—	—	—
Financial debt	51,579	(3,341)	4,933	222	79	—	(357)	53,115

			Non-cash changes
			Change in
			scope,
	As of		including IFRS			Reclassification		As of
	January 1,	Cash	5	Foreign	Changes in	Non-current /		December 31,
(M$)	2017	changes	reclassification	currency	fair value	Current	Other	2017
Non-current financial instruments - assets (a)	(908)	—	—	(62)	291	—	—	(679)
Non-current financial debt	43,067	2,277	2	203	(451)	(4,713)	955	41,340
Non-current financial debt and related financial instruments	42,159	2,277	2	141	(160)	(4,713)	955	40,661

Current financial instruments - assets (a)	(135)	—	—	(34)	(254)	—	—	(423)
Current borrowings	13,920	(7,175)	(50)	(585)	290	4,713	(17)	11,096
Current financial instruments - liabilities (a)	327	—	—	18	(100)	—	—	245
Current financial debt and related financial instruments	14,112	(7,175)	(50)	(601)	(64)	4,713	(17)	10,918

Financial debt classified as held for sale	21	—	(21)	—	—	—	—	—
Financial debt	56,292	(4,898)	(69)	(460)	(224)	—	938	51,579

(a): Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2018	2017	2016
Issuance of non-current debt	3,938	2,959	4,096
Repayment of non-current debt	(3,289)	(682)	(520)
Net amount	649	2,277	3,576

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2018	2017	2016
Cash	15,186	13,427	12,129
Cash equivalents	12,721	19,758	12,468
Total	27,907	33,185	24,597

Schedule of net-debt-to-equity ratio

As of December 31,
(M$)
(Assets) / Liabilities	2018	2017	2016
Current borrowings	13,306	11,096	13,920
Other current financial liabilities	478	245	327
Current financial assets	(3,654)	(3,393)	(4,548)
Net financial assets and liabilities held for sale or exchange	(15)	—	(140)
Non-current financial debt	40,129	41,340	43,067
Non-current financial assets	(680)	(679)	(908)
Cash and cash equivalents	(27,907)	(33,185)	(24,597)
Net financial debt	21,657	15,424	27,121

Shareholders’ equity – Group share	115,640	111,556	98,680
Non-controlling interests	2,474	2,481	2,894
Shareholders’ equity	118,114	114,037	101,574

Net-debt-to-capital ratio	15.5%	11.9%	21.1%

Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2018	2017	2016
Loans and receivables	161	53	82
Financing liabilities and associated hedging instruments	(1,927)	(1,395)	(1,111)
Fair value hedge (ineffective portion)	(6)	(1)	3
Assets and liabilities held for trading	(349)	(191)	(78)
Impact on the cost of net debt	(2,121)	(1,534)	(1,104)

Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2018
Assets/(Liabilities)
	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(39,449)
Current borrowings	(13,306)	—	—	—	—	—	(13,306)
Other current financial liabilities	(478)	—	—	—	—	—	(478)
Current financial assets	3,654	—	—	—	—	—	3,654
Assets and liabilities available for sale or exchange	15	—	—	—	—	—	15
Cash and cash equivalents	27,907	—	—	—	—	—	27,907
Net amount before financial expense	17,792	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(21,657)
Financial expense on non-current financial debt	(718)	(682)	(598)	(506)	(427)	(1,037)	(3,968)
Interest differential on swaps	(484)	(412)	(369)	(309)	(234)	(869)	(2,677)
Net amount	16,590	(6,526)	(4,933)	(5,973)	(5,644)	(21,816)	(28,302)

As of December 31, 2017
Assets/(Liabilities)
	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(40,661)
Current borrowings	(11,096)	—	—	—	—	—	(11,096)
Other current financial liabilities	(245)	—	—	—	—	—	(245)
Current financial assets	3,393	—	—	—	—	—	3,393
Assets and liabilities available for sale or exchange	—	—	—	—	—	—	—
Cash and cash equivalents	33,185	—	—	—	—	—	33,185
Net amount before financial expense	25,237	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(15,424)
Financial expense on non-current financial debt	(805)	(779)	(636)	(545)	(454)	(1,093)	(4,312)
Interest differential on swaps	(193)	(223)	(257)	(245)	(198)	(681)	(1,797)
Net amount	24,239	(6,932)	(6,010)	(4,585)	(5,611)	(22,634)	(21,533)

As of December 31, 2016
Assets/(Liabilities)
	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(4,320)	(5,702)	(4,952)	(3,578)	(23,607)	(42,159)
Current borrowings	(13,920)	—	—	—	—	—	(13,920)
Other current financial liabilities	(327)	—	—	—	—	—	(327)
Current financial assets	4,548	—	—	—	—	—	4,548
Assets and liabilities available for sale or exchange	140	—	—	—	—	—	140
Cash and cash equivalents	24,597	—	—	—	—	—	24,597
Net amount before financial expense	15,038	(4,320)	(5,702)	(4,952)	(3,578)	(23,607)	(27,121)
Financial expense on non-current financial debt	(799)	(783)	(682)	(552)	(465)	(1,271)	(4,552)
Interest differential on swaps	(79)	(56)	(201)	(253)	(272)	(910)	(1,771)
Net amount	14,160	(5,159)	(6,585)	(5,757)	(4,315)	(25,788)	(33,444)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2018	2017	2016
Accounts payable	(26,134)	(26,479)	(23,227)
Other operating liabilities	(13,286)	(10,135)	(9,616)
including financial instruments related to commodity contracts	(3,429)	(1,794)	(2,077)
Accounts receivable, net	17,270	14,893	12,213
Other operating receivables	9,733	9,336	10,218
including financial instruments related to commodity contracts	2,731	1,987	2,425
Total	(12,417)	(12,385)	(10,412)

Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2018	2017	2016
Loans to equity affiliates (note 8)	4,755	5,135	4,718
Loans and advances (note 6)	1,877	2,878	3,048
Other non-current financial assets related to operational activities (note 6)	471	937	1,069
Non-current financial assets (note 15.1)	680	679	908
Accounts receivable (note 5)	17,270	14,893	12,213
Other operating receivables (note 5)	9,733	9,336	10,218
Current financial assets (note 15.1)	3,654	3,393	4,548
Cash and cash equivalents (note 15.1)	27,907	33,185	24,597
Total	66,347	70,436	61,319

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
Assets / (Liabilities)			interest rate by
	Carrying	Estimated	+10 basis	‑10 basis
(M$)	amount	fair value	points	points
As of December 31, 2018
Bonds (non-current portion, before swaps)	(34,975)	(36,127)	185	(185)

Swaps hedging fixed-rates bonds (liabilities)	(1,880)	(1,880)	—	—
Swaps hedging fixed-rates bonds (assets)	613	613	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(1,267)	(1,267)	(59)	59

Current portion of non-current debt after swap (excluding capital lease obligations)	(5,027)	(5,027)	—	—

Other interest rates swaps	(37)	(37)	12	(12)

Currency swaps and forward exchange contracts	(34)	(34)	—	—

As of December 31, 2017
Bonds (non-current portion, before swaps)	(36,613)	(38,159)	191	(191)

Swaps hedging fixed-rates bonds (liabilities)	(1,082)	(1,082)	—	—
Swaps hedging fixed-rates bonds (assets)	606	606	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(476)	(476)	(83)	83

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,646)	(4,645)	1	(1)

Other interest rates swaps	76	76	12	(12)

Currency swaps and forward exchange contracts	142	142	0	0

As of December 31, 2016
Bonds (non-current portion, before swaps)	(36,656)	(37,757)	221	(221)

Swaps hedging fixed-rates bonds (liabilities)	(3,651)	(3,651)	—	—
Swaps hedging fixed-rates bonds (assets)	845	845	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(2,806)	(2,806)	(117)	117

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,614)	(4,614)	5	(4)

Other interest rates swaps	33	33	7	(7)

Currency swaps and forward exchange contracts	(23)	(23)	—	—

The impact of changes in interest rates on the cost of debt before tax is as follows:

For the year ended December 31,
(M$)	2018	2017	2016
Cost of net debt	(2,121)	(1,534)	(1,104)
Interest rate translation of :
+ 10 basis points	29	29	41
‑10 basis points	(29)	(29)	(41)

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2018	0.87	0.78	69.62
December 31, 2017	0.83	0.74	57.86
December 31, 2016	0.95	0.81	61.00

As of December 31, 2018				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	126,953	41,518	59,125	9,077	8,248	8,985
Currency translation adjustment before net investment hedge	(11,321)	(3,706)	—	(1,960)	(3,892)	(1,763)
Net investment hedge – open instruments	8	8	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2018	115,640	37,820	59,125	7,117	4,356	7,222

As of December 31, 2017				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	119,450	44,930	51,674	6,467	7,366	9,013
Currency translation adjustment before net investment hedge	(7,908)	(1,903)	—	(1,543)	(3,076)	(1,386)
Net investment hedge – open instruments	14	14	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2017	111,556	43,041	51,674	4,924	4,290	7,627

As of December 31, 2016				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	112,551	38,645	51,863	5,997	7,227	8,819
Currency translation adjustment before net investment hedge	(13,871)	(6,845)	—	(1,978)	(3,286)	(1,762)
Net investment hedge – open instruments	—	—	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2016	98,680	31,800	51,863	4,019	3,941	7,057

Based on the 2018 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (Group share) :

As of December 31, 2018		Pound		Norwegian
(M$)	Euro	sterling	Ruble	Crown
Impact of an increase of 10% of exchange rates on :
– shareholders equity	3,782	712	436	—
– net income (Group share)	122	135	81	—
Impact of a decrease of 10% of exchange rates on :
– shareholders equity	(3,782)	(712)	(436)	—
– net income (Group share)	(122)	(135)	(81)	—

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of maturity of derivative instruments

For the year ended December 31, 2018		Notional		Notional value schedule
(M$)	Fair	value	Fair	2020					2024
Assets / (Liabilities)	value	2019	value	and after	2020	2021	2022	2023	and after
Fair value hedge

Swaps hedging bonds (assets)	45	1,345	235	3,712
Swaps hedging bonds (liabilities)	(208)	1,874	(1,281)	16,225
Total swaps hedging bonds	(163)	3,219	(1,046)	19,937	3,346	1,945	4,309	3,858	6,479

Cash flow hedge

Swaps hedging bonds (assets)	—	—	378	10,043
Swaps hedging bonds (liabilities)	(87)	969	(599)	11,265
Total swaps hedgings bonds	(87)	969	(221)	21,308	—	—	—	—	21,308

Forward exchange contracts related to operational activites (assets)	2	39	—	4
Forward exchange contracts related to operational activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operating activities	2	39	—	4	4	—	—	—	—

Held for trading

Other interest rate swaps (assets)	7	17,001	57	2,515
Other interest rate swaps (liabilities)	(79)	20,816	(22)	2,686
Total other interest rate swaps	(72)	37,817	35	5,201	2,186	1,004	56	1	1,954

Currency swaps and forward exchange contracts (assets)	66	10,500	11	44
Currency swaps and forward exchange contracts (liabilities)	(104)	9,107	(7)	34
Total currency swaps and forward exchange contracts	(38)	19,607	4	78	65	12	1	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2017		Notional		Notional value schedule
(M$)	Fair	value	Fair	2019					2023
Assets / (Liabilities)	value	2018	value	and after	2019	2020	2021	2022	and after

Fair value hedge

Swaps hedging bonds (assets)	172	2,391	337	5,075
Swaps hedging bonds (liabilities)	(157)	1,840	(951)	14,669
Total swaps hedging fixed-rates bonds	15	4,231	(614)	19,744	3,247	3,346	1,945	4,336	6,870

Cash flow hedge

Swaps hedging bonds (assets)	—	—	269	9,466
Swaps hedging bonds (liabilities)	—	—	(131)	11,288
Total swaps hedging bonds	—	—	138	20,754	969	—	—	—	19,785

Forward exchange contracts related to operational activites (assets)	2	55	—	28
Forward exchange contracts related to operational activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operational activites	2	55	—	28	24	4	—	—	—

Held for trading

Other interest rate swaps (assets)	32	36,775	64	2,300
Other interest rate swaps (liabilities)	(17)	13,905	(3)	370
Total other interest rate swaps	15	50,680	61	2,670	41	50	1,000	—	1,579

Currency swaps and forward exchange contracts (assets)	219	15,132	9	175
Currency swaps and forward exchange contracts (liabilities)	(71)	6,048	(17)	229
Total currency swaps and forward exchange contracts	148	21,180	(8)	404	222	128	46	7	1

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2016		Notional		Notional value schedule
(M$)	Fair	value	Fair	2018					2022
Assets / (Liabilities)	value	2017	value	and after	2018	2019	2020	2021	and after
Fair value hedge
Swaps hedging bonds (assets)	41	2,213	716	7,618
Swaps hedging bonds (liabilities)	(212)	2,175	(3,007)	20,549
Total swaps hedging bonds	(171)	4,388	(2,291)	28,167	4,097	3,172	3,346	1,945	15,607
Cash flow hedge
Swaps hedging bonds (assets)	—	—	129	3,457
Swaps hedging bonds (liabilities)	—	—	(644)	5,679
Total swaps hedging bonds	—	—	(515)	9,136	—	969	—	—	8,167
Forward exchange contracts related to operational activites (assets)	3	30	1	13
Forward exchange contracts related to operational activites (liabilities)	(26)	296	(5)	80
Total forward exchange contracts related to operational activites	(23)	326	(4)	93	93	—	—	—	—
Held for trading
Other interest rate swaps (assets)	7	16,582	35	1,859
Other interest rate swaps (liabilities)	(5)	24,642	(4)	603
Total other interest rate swaps	2	41,224	31	2,462	1,291	—	—	1,000	171
Currency swaps and forward exchange contracts (assets)	87	6,714	28	578
Currency swaps and forward exchange contracts (liabilities)	(110)	3,803	(1)	6
Total currency swaps and forward exchange contracts	(23)	10,517	27	584	322	137	80	43	2

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2018	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(1,209)	—	(1,209)
Cash flow hedge instruments	—	(306)	—	(306)
Assets and liabilities held for trading	—	(71)	—	(71)
Equity instruments	94	—	—	94
Total	94	(1,586)	—	(1,492)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2017	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(599)	—	(599)
Cash flow hedge instruments	—	140	—	140
Assets and liabilities held for trading	—	216	—	216
Assets available for sale	100	—	—	100
Total	100	(243)	—	(143)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2016	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(2,462)	—	(2,462)
Cash flow hedge instruments	—	(542)	—	(542)
Assets and liabilities held for trading	—	37	—	37
Assets available for sale	120	—	—	120
Total	120	(2,967)	—	(2,847)

Financial instruments, excluding commodity contracts | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2018	2017	2016
Revaluation at market value of bonds	1,332	(2,519)	693
Swap hedging of bonds	(1,338)	2,518	(690)
Ineffective portion of the fair value hedge	(6)	(1)	3

Financial instruments, excluding commodity contracts | Net investment hedge and other
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,	As of			As of
(M$)	January 1,	Variations	Disposals	December 31
2018	(762)	38	—	(724)
2017	(658)	(104)	—	(762)
2016	(674)	16	—	(658)

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2018	2017	2016
Profit (Loss) recorded in equity during the period	24	253	308
Recycled amount from equity to the income statement during the period	(116)	266	(52)